Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Additional Stock-Based Compensation Disclosures	Stock-based compensation expense and the related tax benefits were as follows:

	2018	2017	2016
Stock-based compensation expense	$253.5	$256.3	$234.9
Tax benefit	53.2	64.1	82.2

Share-based Compensation Awards, Fair Value Assumptions Used	The weighted-average fair values of the SVA units granted during the years ended December 31, 2018, 2017, and 2016 were $48.51, $66.25, and $48.68, respectively, determined using the following assumptions:

(Percents)	2018	2017	2016
Expected dividend yield	2.50%	2.50%	2.00%
Risk-free interest rate	2.31	1.38	0.92
Volatility	22.26	22.91	21.68